FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Aug. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Text Block]

16. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company examines the various financial risks to which it is exposed and assesses the impact and likelihood of occurrence. These risks may include credit risk, liquidity risk, currency risk, interest rate risk and other price risks.

(a) Credit risk

Credit risk arises from the risk that the financial asset counterparty, may default or not meet its obligations timeously. The Company minimizes credit risk by monitoring the reliability of counterparties to settle assets. The maximum exposure to the credit risk is represented by the carrying amount of all the financial assets. There is no material concentration of credit risk in cash and cash equivalents, trade and other receivables and loans.

(i) Cash

In order to manage credit and liquidity risk the Company holds cash only with Canadian chartered and South African banks.

(ii) Performance Bonds

In order to explore and develop its properties in South Africa, the Company was required to post performance bonds as financial guarantees against future reclamation work. These funds are held with Standard Bank of South Africa Limited with the DMR as beneficiary in accordance with the Mineral and Petroleum Resources Development Act (the "MPRDA") and the Company's environmental management programme.

(b) Liquidity risk

The Company has in place a planning and budgeting process to help determine the funds required to support the Company's normal operating requirements and its exploration and development plans. The Company regularly updates the Board of Directors with regard to budgets, forecasts, results of capital deployment and general industry conditions.

The Company may be required to source additional financing by way of private or public offerings of equity or debt or the sale of project or property interests in order to have sufficient cash to make debt repayments and working capital for continued exploration on the Waterberg Projects, as well as for general working capital purposes.

Any failure by the Company to obtain additional required financing on acceptable terms could cause the Company to delay development of its material projects or could result in the Company being forced to sell some of its assets on an untimely or unfavourable basis. Any such delay or sale could have a material and adverse effect on the Company's financial condition, results of operations and liquidity. Also refer to Note 1 for discussion of going concern risk.

(c) Currency risk

The Company's functional currency is the Canadian dollar, while the consolidated presentation currency is the United States Dollar. The functional currency of all South African subsidiaries is the Rand, while the functional currency of Lion Battery Technology Inc. is the US Dollar. The Company's operations are in both Canada and South Africa; therefore, the Company's results are impacted by fluctuations in the value of foreign currencies in relation to the Rand and Canadian and United States dollars. The Company's significant foreign currency exposures on financial instruments comprise cash, loans payable, warrants, convertible notes, accounts payable and accrued liabilities. The Company has not entered into any agreements or purchased any instruments to hedge possible currency risks at this time.

The Company is exposed to foreign exchange risk through the following financial instruments denominated in a currency other than Canadian dollars:

Year ended	August 31, 2021	August 31, 2020

Cash (Rand)	$192	$100
Cash (USD)	5,729	1,189
Accounts receivable (Rand)	439	140
Accounts payable (Rand)	1,686	636
Loan Payable (USD)	9,089	19,337
Convertible Note (USD)	18,716	17,212

The Company's comprehensive loss is affected by changes in the exchange rate between its operating currencies and the United States dollar. At August 31, 2021, based on this exposure a 10% strengthening/weakening in the United States dollar versus Rand foreign exchange rate and Canadian dollar would give rise to a decrease/increase in comprehensive loss for the year presented of approximately $3.6 million, (August 31, 2020 - $3.5 million).

(d) Interest rate risk

The Company's interest income earned on cash and on short term investments is exposed to interest rate risk. At August 31, 2021, based on this exposure a 1% change in the average interest rate would give rise to an increase/decrease in the net loss for the year of approximately $61.

At August 31, 2021, the carrying amounts of cash, amounts receivable, performance bonds and accounts payable and accrued liabilities are considered to be reasonable approximations of their fair values due to the short-term nature of these instruments.